Segment Reporting	12 Months Ended
Oct. 25, 2015
Segment Reporting
Segment Reporting

NOTE P

Segment Reporting

The Company develops, processes, and distributes a wide array of food products in a variety of markets. The Company reports its results in the following five segments: Grocery Products, Refrigerated Foods, Jennie-O Turkey Store, Specialty Foods, and International & Other.

The Grocery Products segment consists primarily of the processing, marketing, and sale of shelf-stable food products sold predominantly in the retail market. This segment also includes the results from the Company’s MegaMex joint venture.

The Refrigerated Foods segment consists primarily of the processing, marketing, and sale of branded and unbranded pork and beef products for retail, foodservice, and fresh product customers. This segment includes the results of Applegate and Affiliated Foods (Farmer John, Burke, and Dan’s Prize).

The Jennie-O Turkey Store segment consists primarily of the processing, marketing, and sale of branded and unbranded turkey products for retail, foodservice, and fresh product customers.

The Specialty Foods segment consists of the packaging and sale of private label shelf stable products, nutritional products, sugar, and condiments to industrial, retail, and foodservice customers including the results of Diamond Crystal Brands (DCB), CytoSport/Century Foods International, and Hormel Specialty Products (HSP). As of the end of fiscal year 2015, a portion of DCB is held for sale. The segment operating results for fiscal year 2015 include the related goodwill impairment charge of $21.5 million. See additional discussion regarding the Company’s assets held for sale in Note E.

The International & Other segment includes Hormel Foods International which manufactures, markets, and sells Company products internationally. This segment also includes the results from the Company’s international joint ventures.

Intersegment sales are recorded at prices that approximate cost and are eliminated in the Consolidated Statements of Operations. The Company does not allocate investment income, interest expense, and interest income to its segments when measuring performance. The Company also retains various other income and unallocated expenses at corporate. Equity in earnings of affiliates is included in segment operating profit; however, earnings attributable to the Company’s noncontrolling interests are excluded. These items are included in the following table as net interest and investment expense (income), general corporate expense, and noncontrolling interest when reconciling to earnings before income taxes.

Sales and operating profits for each of the Company’s reportable segments and reconciliation to earnings before income taxes are set forth below. The Company is an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations, and sharing of assets. Therefore, the Company does not represent that these segments, if operated independently, would report the operating profit and other financial information shown below.

(in thousands)	2015	2014	2013
Net Sales (to unaffiliated

customers)

Grocery Products	$ 1,617,680	$ 1,558,265	$ 1,517,557

Refrigerated Foods	4,372,347	4,644,179	4,251,515

Jennie-O Turkey Store	1,635,776	1,672,452	1,601,868

Specialty Foods	1,103,359	907,120	932,533

International & Other	534,701	534,240	448,181

Total	$ 9,263,863	$ 9,316,256	$ 8,751,654

Intersegment Sales

Grocery Products	$ –	$ –	$ –

Refrigerated Foods	13,058	23,163	17,359

Jennie-O Turkey Store	128,195	144,137	123,420

Specialty Foods	64	122	108

International & Other	–	–	–

Total	141,317	167,422	140,887

Intersegment

elimination	(141,317)	(167,422)	(140,887)

Total	$ –	$ –	$ –

Segment Net Sales

Grocery Products	$ 1,617,680	$ 1,558,265	$ 1,517,557

Refrigerated Foods	4,385,405	4,667,342	4,268,874

Jennie-O Turkey Store	1,763,971	1,816,589	1,725,288

Specialty Foods	1,103,423	907,242	932,641

International & Other	534,701	534,240	448,181

Intersegment

elimination	(141,317)	(167,422)	(140,887)

Total	$ 9,263,863	$ 9,316,256	$ 8,751,654

Segment Operating Profit

Grocery Products	$ 228,582	$ 195,064	$ 213,646

Refrigerated Foods	424,968	338,020	232,692

Jennie-O Turkey Store	276,217	272,362	222,117

Specialty Foods	93,258	71,514	88,873

International & Other	78,318	84,745	71,490

Total segment

operating profit	$ 1,101,343	$ 961,705	$ 828,818

Net interest and

investment expense

(income)	10,177	9,468	7,482

General corporate

expense	35,199	33,434	26,694

Noncontrolling interest	1,176	3,349	3,865

Earnings Before
Income Taxes	$ 1,057,143	$ 922,152	$ 798,507

(in thousands)	2015	2014	2013
Assets

Grocery Products	$ 1,214,988	$ 1,249,631	$ 1,237,405

Refrigerated Foods	1,973,424	1,215,694	1,218,418

Jennie-O Turkey Store	811,693	857,697	819,343

Specialty Foods	988,455	1,013,420	469,599

International & Other	446,164	406,249	361,038

Corporate	705,107	712,928	810,077

Total	$ 6,139,831	$ 5,455,619	$ 4,915,880

Additions to Property,

Plant and Equipment

Grocery Products	$ 18,104	$ 31,741	$ 10,100

Refrigerated Foods	54,074	61,183	58,523

Jennie-O Turkey Store	32,250	25,761	22,863

Specialty Foods	5,309	3,266	3,606

International & Other	18,576	4,896	2,973

Corporate	15,750	32,291	8,697

Total	$ 144,063	$ 159,138	$ 106,762

Depreciation and

Amortization

Grocery Products	$ 26,972	$ 25,883	$ 22,912

Refrigerated Foods	53,325	57,709	57,879

Jennie-O Turkey Store	28,262	27,091	26,921

Specialty Foods	11,075	8,999	9,232

International & Other	3,372	3,541	1,906

Corporate	10,428	6,821	6,000

Total	$ 133,434	$ 130,044	$ 124,850

The Company’s products primarily consist of meat and other food products. The Perishable category includes fresh meats, frozen items, refrigerated meal solutions, sausages, hams, wieners, guacamole, and bacon (excluding JOTS products). The Poultry category is composed primarily of JOTS products. Shelf-stable includes canned luncheon meats, shelf-stable microwaveable meals, stews, chilies, hash, meat spreads, flour and corn tortillas, salsas, tortilla chips, peanut butter, and other items that do not require refrigeration. The Miscellaneous category primarily consists of nutritional food products and supplements, sugar and sugar substitutes, dessert and drink mixes, and industrial gelatin products. The percentages of total revenues contributed by classes of similar products for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 25,	October 26,	October 27,
	2015	2014	2013
Perishable	53.0%	54.5%	53.3%

Poultry	18.6	18.4	18.8

Shelf-stable	18.4	19.0	19.0

Miscellaneous	10.0	8.1	8.9

	100.0%	100.0%	100.0%

Revenues from external customers are classified as domestic or foreign based on the destination where title passes. No individual foreign country is material to the consolidated results. Additionally, the Company’s long-lived assets located in foreign countries are not significant. Total revenues attributed to the U.S. and all foreign countries in total for the last three fiscal years are as follows:

	Fiscal Year Ended
	October 25,	October 26,	October 27,
(in thousands)	2015	2014	2013
United States	$ 8,721,722	$ 8,708,042	$ 8,193,730

Foreign	542,141	608,214	557,924

	$ 9,263,863	$ 9,316,256	$ 8,751,654

In fiscal 2015, sales to Wal-Mart Stores, Inc. (Wal-Mart) represented $1.43 billion or 13.9 percent of the Company’s consolidated revenues (measured as gross sales less returns and allowances). In fiscal 2014, sales to Wal-Mart represented $1.43 billion or 14.1 percent of the Company’s consolidated revenues. Wal-Mart is a customer for all five segments of the Company.